Property, Equipment, Improvements and Intangible Assets - Summary of Property Equipment and Improvements (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment	$ 169	$ 164	$ 116
Leasehold improvements	23	12	12
Property, equipment and improvements, gross	192	176	128
Less: accumulated depreciation	(140)	(108)	(76)
Property, equipment and improvements, net	$ 52	$ 68	$ 52